Deferred Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contract Liabilities [Line Items]
Explanation of when entity expects to recognise transaction price allocated to performance obligations	one year or less
Carried Forward Contract Liabilities
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	¥ 1,431	¥ 978	¥ 372